                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 1999

Check here if Amendment [ ]                      Amendment No.:  _______
     This Amendment (Check only one):            [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:          Deborah Carlson
Address:       c/o Amelia Peabody Foundation
               One Hollis Street
               Wellesley, MA 02482

Form 13F File Number:       028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Deborah Carlson
Title:   Trustee
Phone:   781-237-6468

Signature, place and date of signing:

/s/ Deborah Carlson        Wellesley, Massachusetts         January 24, 2001

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No.      Name

28-05989               Amelia Peabody Foundation

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     2

Form 13F Information Table Value Total:     $622  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE


    COLUMN 1         COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5            COLUMN 6    COLUMN 7           COLUMN 8

 Name of Issuer   Title of Class    CUSIP       Value      Shrs or   Sh/ Put/     Investment    Other        Voting Authority
                                              (X $1000)    Prn Amt   Prn Call     Discretion   Managers    Sole    Shared    None
Florida Progress      Common      341109106       42        1,000       SH           Sole                 1,000

Freemarkets Inc.      Common      356602102      580        1,700       SH           Sole                 1,700

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